Cash and Due from Banks	12 Months Ended
Dec. 31, 2013
Cash and Due from Banks
Cash and Due from Banks

7. Cash and Due from Banks

Cash and due from banks consisted of the following (in thousands).

	December 31,
	2013	2012
Cash on hand	$59,451	$20,201
Clearings and collection items	64,193	95,424
Deposits at Federal Reserve Bank	364,709	312,667
Deposits at Federal Home Loan Bank	1,500	1,499
Deposits in FDIC-insured institutions	223,246	292,248
	$713,099	$722,039

The amounts above include interest-bearing deposits of $565.3 million and $581.2 million at December 31, 2013 and 2012, respectively. Cash on hand and deposits at the Federal Reserve Bank satisfy regulatory reserve requirements at December 31, 2013.